Electric plant, construction and related agreements - Narrative (Details) $ in Millions					12 Months Ended
	Oct. 06, 2023 USD ($)	Oct. 05, 2023 USD ($)	Oct. 04, 2023 USD ($)	Feb. 18, 2019 USD ($)	Dec. 31, 2023 USD ($) unit MW
Public Utility Property Plant and Equipment
Expected monthly increase in cost					$ 20.0
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)					30.00%
Remaining share paid by counterparty upon exercise of tender option (as a percent)					100.00%
Percentage of disallowed costs excluded from adverse event triggers					6.00%
Vogtle Units No. 3 & No. 4 | Financial Exposure Term One
Public Utility Property Plant and Equipment
Ownership interest (as a percent)					30.00%
Vogtle Units No. 3 & No. 4 | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Ownership interest (as a percent)					30.00%
Vogtle Units No. 3 & No. 4 | EPC Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Public Utility Property Plant and Equipment
Number of nuclear units | unit					2
Generating capacity (in megawatts) | MW					1,100
Vogtle Units No. 3 & No. 4 | Ownership participation agreement
Public Utility Property Plant and Equipment
Ownership share, generating capacity (in megawatts) | MW					660
Project budget					$ 8,200.0
Proceeds from settlement agreement					1,100.0
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Minimum
Public Utility Property Plant and Equipment
Project budget					8,300.0
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Maximum
Public Utility Property Plant and Equipment
Project budget					8,350.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet
Public Utility Property Plant and Equipment
Project budget				$ 8,400.0
Additional construction costs				$ 800.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Jointly Owned Nuclear Power Plant | Georgia Power
Public Utility Property Plant and Equipment
Project budget		$ 19,200.0
Total construction costs paid		241.2			384.0
Cost-sharing bands, total liability		99.0
Cost-sharing bands, financing costs		5.0
Payments for cost-sharing bands		66.5	$ 37.5
Total construction costs to be paid	$ 105.1	$ 346.3
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term One
Public Utility Property Plant and Equipment
Proportionate share of construction costs, co-owner (as a percent)				55.70%
Additional construction costs, responsibility of co-owner				$ 80.0
Proportionate share of additional construction costs				$ 44.0
Proportionate share of construction costs, remaining co-owners (as a percent)				44.30%
Proportionate share of construction costs (as a percent)				24.50%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Proportionate share of construction costs, co-owner (as a percent)				65.70%
Additional construction costs, responsibility of co-owner				$ 100.0
Proportionate share of additional construction costs				$ 55.0
Proportionate share of construction costs, remaining co-owners (as a percent)				34.30%
Proportionate share of construction costs (as a percent)				19.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term Three
Public Utility Property Plant and Equipment
Additional construction costs triggering option to tender ownership					$ 2,100.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum
Public Utility Property Plant and Equipment
Ownership approval to change primary construction contractor (as a percent)					90.00%
Ownership approval required to continue construction (as a percent)					90.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Jointly Owned Nuclear Power Plant | Georgia Power
Public Utility Property Plant and Equipment
Incremental costs that exceed project budget, percent		30.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Financial Exposure Term One
Public Utility Property Plant and Equipment
Additional construction costs				$ 800.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Additional construction costs				1,600.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | Jointly Owned Nuclear Power Plant | Georgia Power
Public Utility Property Plant and Equipment
Incremental costs that exceed project budget, percent		66.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | Financial Exposure Term One
Public Utility Property Plant and Equipment
Additional construction costs				1,600.0
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Additional construction costs				$ 2,100.0
Vogtle Unit No. 3
Public Utility Property Plant and Equipment
Jointly owned utility plant, amount in service					$ 4,800.0
Vogtle Unit No. 3 | Georgia Power
Public Utility Property Plant and Equipment
Nuclear production tax credit					$ 21.7